Income Tax - Summary of Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income taxes	€ 4,535.0	€ 0.0	€ (0.2)
Deferred taxes	218.9	(161.0)	0.0
Income taxes	€ 4,753.9	€ (161.0)	€ (0.2)